American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 31, 2025

Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 92.2%
Aerospace and Defense — 1.5%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	662,000	676,829
BAE Systems PLC, 5.25%, 3/26/31(1)	2,800,000	2,866,851
Boeing Co., 5.71%, 5/1/40	1,095,000	1,057,352
Bombardier, Inc., 7.25%, 7/1/31(1)(2)	884,000	912,731
L3Harris Technologies, Inc., 5.25%, 6/1/31	2,200,000	2,245,095
		7,758,858
Air Freight and Logistics — 0.5%
GXO Logistics, Inc., 6.50%, 5/6/34	2,532,000	2,590,374
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	439,000	431,063
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	491,000	450,799
		881,862
Automobiles — 2.5%
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	2,000,000	1,999,808
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	1,700,000	1,698,466
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	3,492,000	3,403,750
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	2,165,000	2,058,085
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,360,000	1,366,004
Volkswagen Group of America Finance LLC, 4.95%, 3/25/27(1)	2,335,000	2,335,705
		12,861,818
Banks — 17.2%
Bank of America Corp., VRN, 5.93%, 9/15/27	8,180,000	8,309,162
Bank of America Corp., VRN, 5.47%, 1/23/35	6,460,000	6,529,794
BPCE SA, VRN, 5.39%, 5/28/31(1)	617,000	622,452
BPCE SA, VRN, 7.00%, 10/19/34(1)	4,610,000	4,995,737
BPCE SA, VRN, 3.65%, 1/14/37(1)	334,000	289,153
Canadian Imperial Bank of Commerce, VRN, 4.86%, 3/30/29	2,905,000	2,921,293
Citibank NA, 4.91%, 5/29/30	762,000	768,668
Citigroup, Inc., VRN, 5.61%, 3/4/56	2,900,000	2,764,852
Comerica, Inc., VRN, 5.98%, 1/30/30	1,285,000	1,306,380
Credit Agricole SA, VRN, 5.22%, 5/27/31(1)	748,000	754,832
First Horizon Bank, 5.75%, 5/1/30	601,000	605,103
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	732,000	755,307
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	3,855,000	3,882,888
HSBC USA, Inc., 4.65%, 6/3/28(3)	3,249,000	3,258,594
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	1,215,000	1,212,350
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	4,030,000	4,593,857
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	3,760,000	3,752,896
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	3,600,000	3,545,770
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	730,000	740,772
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	3,950,000	3,975,775
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	3,003,000	3,106,753
Nordea Bank Abp, VRN, 4.625%, 9/13/33(1)	2,032,000	2,004,706
Royal Bank of Canada, VRN, 5.15%, 2/4/31	1,348,000	1,367,873
Societe Generale SA, VRN, 5.51%, 5/22/31(1)	561,000	565,343
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	1,486,000	1,336,499
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	957,000	1,004,688
Truist Bank, VRN, 4.63%, 9/17/29	1,985,000	1,944,942
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	1,450,000	1,453,937

Wells Fargo & Co., VRN, 4.90%, 1/24/28	7,940,000	7,972,712
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,160,000	1,168,864
Wells Fargo & Co., VRN, 5.56%, 7/25/34	5,631,000	5,704,922
Westpac Banking Corp., VRN, 5.62%, 11/20/35	2,430,000	2,413,146
Zions Bancorp NA, VRN, 6.82%, 11/19/35	1,244,000	1,254,662
		86,884,682
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	3,550,000	3,413,697
PepsiCo, Inc., 5.00%, 2/7/35	1,930,000	1,927,355
		5,341,052
Biotechnology — 1.5%
AbbVie, Inc., 5.35%, 3/15/44	1,195,000	1,144,087
Amgen, Inc., 5.25%, 3/2/30	1,755,000	1,799,881
Amgen, Inc., 5.25%, 3/2/33	2,186,000	2,206,836
Amgen, Inc., 5.65%, 3/2/53	2,324,000	2,213,773
		7,364,577
Capital Markets — 7.2%
Ares Capital Corp., 3.25%, 7/15/25	1,074,000	1,071,656
Ares Strategic Income Fund, 6.35%, 8/15/29(2)	914,000	926,828
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	1,159,000	1,143,103
Blackstone Private Credit Fund, 7.05%, 9/29/25	1,065,000	1,071,842
Blackstone Private Credit Fund, 7.30%, 11/27/28	732,000	775,472
Blackstone Private Credit Fund, 5.95%, 7/16/29	609,000	614,810
Blue Owl Capital Corp., 3.75%, 7/22/25	1,074,000	1,071,448
Blue Owl Capital Corp., 5.95%, 3/15/29	550,000	549,556
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,190,000	1,258,450
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,788,000	1,773,460
CME Group, Inc., 4.40%, 3/15/30	3,215,000	3,210,090
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	717,000	726,411
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	1,458,000	1,288,192
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	1,923,000	1,842,323
Golub Capital BDC, Inc., 6.00%, 7/15/29	901,000	911,890
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	860,000	851,894
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	447,000	443,408
HPS Corporate Lending Fund, 5.45%, 1/14/28(2)	615,000	615,086
HPS Corporate Lending Fund, 6.25%, 9/30/29	735,000	747,039
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,630,000	1,568,345
LPL Holdings, Inc., 5.15%, 6/15/30	1,095,000	1,097,897
Morgan Stanley, VRN, 5.16%, 4/20/29	4,380,000	4,441,952
Morgan Stanley, VRN, 6.63%, 11/1/34	4,845,000	5,259,331
Morgan Stanley, VRN, 5.52%, 11/19/55	600,000	572,090
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,465,000	1,416,296
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30(2)	985,000	1,003,301
		36,252,170
Chemicals — 0.7%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	1,170,000	960,341
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	1,560,000	1,600,443
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	1,155,000	948,042
		3,508,826
Communications Equipment — 0.5%
Cisco Systems, Inc., 4.75%, 2/24/30	1,063,000	1,081,137
Cisco Systems, Inc., 5.50%, 2/24/55	1,310,000	1,273,650
		2,354,787
Construction Materials — 0.9%
CRH America Finance, Inc., 5.50%, 1/9/35	1,310,000	1,320,710

Holcim Finance U.S. LLC, 4.70%, 4/7/28(1)	2,390,000	2,402,919
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	500,000	508,441
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	460,000	467,153
		4,699,223
Consumer Finance — 1.3%
Ally Financial, Inc., 8.00%, 11/1/31	1,452,000	1,625,442
American Express Co., VRN, 4.73%, 4/25/29	1,033,000	1,038,976
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	577,000	597,479
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)	423,000	421,716
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)(2)	1,304,000	1,267,326
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	486,000	518,805
OneMain Finance Corp., 7.125%, 3/15/26	332,000	336,727
PRA Group, Inc., 8.875%, 1/31/30(1)	900,000	923,658
		6,730,129
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	1,250,000	1,231,063
Containers and Packaging — 0.7%
Amcor Flexibles North America, Inc., 5.10%, 3/17/30(1)	2,850,000	2,870,430
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30	700,000	708,070
		3,578,500
Diversified REITs — 2.9%
American Assets Trust LP, 3.375%, 2/1/31	2,190,000	1,917,116
American Assets Trust LP, 6.15%, 10/1/34	470,000	460,120
Cousins Properties LP, 5.375%, 2/15/32	1,364,000	1,355,823
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	1,500,000	1,497,635
Highwoods Realty LP, 4.20%, 4/15/29	1,263,000	1,213,186
Kilroy Realty LP, 4.25%, 8/15/29	1,985,000	1,876,748
Kilroy Realty LP, 2.65%, 11/15/33	2,055,000	1,580,270
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,234,000	1,363,062
Piedmont Operating Partnership LP, 6.875%, 7/15/29	534,000	552,979
Piedmont Operating Partnership LP, 3.15%, 8/15/30	285,000	251,311
Store Capital LLC, 5.40%, 4/30/30(1)	1,800,000	1,793,335
Trust Fibra Uno, 4.87%, 1/15/30(1)	550,000	514,800
Trust Fibra Uno, 7.70%, 1/23/32(1)	426,000	435,963
		14,812,348
Diversified Telecommunication Services — 2.2%
AT&T, Inc., 6.375%, 3/1/41	1,485,000	1,540,666
AT&T, Inc., 5.15%, 11/15/46	1,575,000	1,427,989
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,385,000	2,540,747
Sprint Capital Corp., 6.875%, 11/15/28	2,300,000	2,461,011
Verizon Communications, Inc., 4.27%, 1/15/36	1,790,000	1,630,458
Verizon Communications, Inc., 2.99%, 10/30/56	2,375,000	1,391,846
		10,992,717
Electric Utilities — 9.0%
AEP Transmission Co. LLC, 5.375%, 6/15/35	409,000	411,076
American Transmission Systems, Inc., 2.65%, 1/15/32(1)	2,830,000	2,455,301
Appalachian Power Co., Series AA, 2.70%, 4/1/31	3,180,000	2,814,107
Arizona Public Service Co., 5.70%, 8/15/34	2,469,000	2,503,243
Chile Electricity Lux MPC II SARL, 5.67%, 10/20/35(1)	468,000	466,725
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	485,000	466,998
Commonwealth Edison Co., 5.30%, 2/1/53	2,055,000	1,881,622
Commonwealth Edison Co., 5.95%, 6/1/55	543,000	544,312
DTE Electric Co., 4.25%, 5/14/27	1,210,000	1,203,870
Duke Energy Florida LLC, 5.95%, 11/15/52	4,850,000	4,846,122
Duke Energy Indiana LLC, 5.40%, 4/1/53	1,850,000	1,709,320

Duke Energy Progress LLC, 5.35%, 3/15/53	1,995,000	1,837,245
Duke Energy Progress LLC, 5.55%, 3/15/55	1,295,000	1,235,359
Electricite de France SA, 6.375%, 1/13/55(1)	2,830,000	2,788,461
Evergy Kansas Central, Inc., 4.70%, 3/13/28	1,602,000	1,612,046
Florida Power & Light Co., 4.125%, 2/1/42	3,555,000	2,965,943
MidAmerican Energy Co., 5.85%, 9/15/54	5,065,000	5,051,524
NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32	1,176,000	1,196,392
Northern States Power Co., 5.65%, 5/15/55	1,470,000	1,426,925
Pacific Gas & Electric Co., 4.20%, 6/1/41	1,645,000	1,247,924
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,497,000	1,514,617
Public Service Electric & Gas Co., 5.50%, 3/1/55	3,605,000	3,463,226
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(1)	956,000	963,779
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	1,042,000	1,057,464
		45,663,601
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.30%, 2/15/30	1,700,000	1,763,424
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 5.35%, 7/30/30	863,000	880,845
Energy Equipment and Services — 0.1%
Enerflex Ltd., 9.00%, 10/15/27(1)	583,000	601,035
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	940,000	959,652
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,319,000	1,278,928
		2,238,580
Financial Services — 2.1%
Antares Holdings LP, 7.95%, 8/11/28(1)	565,000	592,798
Antares Holdings LP, 6.35%, 10/23/29(1)	695,000	695,604
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	2,096,000	2,106,134
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	964,000	940,458
Essent Group Ltd., 6.25%, 7/1/29	1,215,000	1,253,110
NMI Holdings, Inc., 6.00%, 8/15/29	1,125,000	1,143,197
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	1,518,000	1,552,475
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,073,000	1,080,103
Voya Financial, Inc., 5.00%, 9/20/34	1,325,000	1,263,120
		10,626,999
Food Products — 1.6%
Flowers Foods, Inc., 5.75%, 3/15/35	1,195,000	1,205,483
Mars, Inc., 4.60%, 3/1/28(1)	1,635,000	1,643,077
Mars, Inc., 5.20%, 3/1/35(1)	2,090,000	2,082,948
Mars, Inc., 5.65%, 5/1/45(1)	1,465,000	1,438,059
Mars, Inc., 5.70%, 5/1/55(1)	1,085,000	1,053,351
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	825,000	886,165
		8,309,083
Gas Utilities — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	345,000	348,700
Boston Gas Co., 5.84%, 1/10/35(1)	1,152,000	1,179,714
Excelerate Energy LP, 8.00%, 5/15/30(1)	309,000	320,118
Snam SpA, 6.50%, 5/28/55(1)	740,000	745,271
		2,593,803
Ground Transportation — 0.9%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,847,000	1,867,262
Herc Holdings Escrow, Inc., 7.25%, 6/15/33(1)(3)	534,000	549,968
United Rentals North America, Inc., 6.00%, 12/15/29(1)	2,290,000	2,330,370
		4,747,600

Health Care Providers and Services — 5.0%
Centene Corp., 2.50%, 3/1/31	3,663,000	3,112,461
CVS Health Corp., 5.25%, 2/21/33	1,704,000	1,679,659
CVS Health Corp., 5.05%, 3/25/48	2,480,000	2,069,037
CVS Health Corp., VRN, 7.00%, 3/10/55	757,000	764,394
HCA, Inc., 5.25%, 3/1/30	541,000	549,309
HCA, Inc., 5.60%, 4/1/34	1,321,000	1,328,797
HCA, Inc., 6.20%, 3/1/55	1,078,000	1,053,259
Humana, Inc., 5.375%, 4/15/31	3,302,000	3,324,389
Icon Investments Six DAC, 6.00%, 5/8/34	2,165,000	2,168,256
IQVIA, Inc., 6.25%, 2/1/29	2,140,000	2,218,562
Tenet Healthcare Corp., 5.125%, 11/1/27	1,340,000	1,332,506
UnitedHealth Group, Inc., 5.50%, 7/15/44	1,800,000	1,693,517
UnitedHealth Group, Inc., 5.625%, 7/15/54	3,170,000	2,964,887
Universal Health Services, Inc., 5.05%, 10/15/34	1,050,000	986,258
		25,245,291
Hotels, Restaurants and Leisure — 2.1%
Carnival Corp., 4.00%, 8/1/28(1)	2,226,000	2,152,264
Expedia Group, Inc., 5.40%, 2/15/35	1,434,000	1,415,258
Hyatt Hotels Corp., 5.05%, 3/30/28	2,205,000	2,216,521
Hyatt Hotels Corp., 5.25%, 6/30/29	1,725,000	1,738,755
Hyatt Hotels Corp., 5.75%, 3/30/32	1,400,000	1,413,809
International Game Technology PLC, 5.25%, 1/15/29(1)	700,000	689,051
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	1,190,000	1,195,015
		10,820,673
Household Durables — 0.7%
DR Horton, Inc., 4.85%, 10/15/30	1,125,000	1,123,746
Meritage Homes Corp., 3.875%, 4/15/29(1)	1,900,000	1,816,262
Meritage Homes Corp., 5.65%, 3/15/35	584,000	570,724
		3,510,732
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,496,346	1,479,139
Industrial Conglomerates — 0.1%
Siemens Funding BV, 5.80%, 5/28/55(1)	548,000	555,411
Insurance — 3.4%
Allstate Corp., 5.55%, 5/9/35	2,856,000	2,924,650
American International Group, Inc., 4.85%, 5/7/30	410,000	411,826
American International Group, Inc., 5.45%, 5/7/35	149,000	149,874
American International Group, Inc., 4.375%, 6/30/50	1,838,000	1,487,149
American International Group, Inc., VRN, 5.75%, 4/1/48	403,000	404,197
Athene Global Funding, 5.53%, 7/11/31(1)	3,230,000	3,273,744
Beacon Funding Trust, 6.27%, 8/15/54(1)	750,000	719,645
CNO Financial Group, Inc., 5.25%, 5/30/29	1,200,000	1,198,202
CNO Financial Group, Inc., 6.45%, 6/15/34	819,000	843,890
F&G Annuities & Life, Inc., 6.50%, 6/4/29	448,000	458,208
F&G Annuities & Life, Inc., 6.25%, 10/4/34	638,000	617,487
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	831,000	927,200
Hartford Insurance Group, Inc., 2.80%, 8/19/29	519,000	483,884
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	1,000,000	963,040
Lincoln National Corp., 7.00%, 6/15/40	870,000	952,656
MassMutual Global Funding II, 4.45%, 3/27/28(1)	500,000	501,131
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	840,000	854,898
		17,171,681
Interactive Media and Services — 0.2%
Snap, Inc., 6.875%, 3/1/33(1)	1,139,000	1,154,873

IT Services — 1.1%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,652
CoreWeave, Inc., 9.25%, 6/1/30(1)	1,350,000	1,349,674
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	696,000	717,773
Kyndryl Holdings, Inc., 3.15%, 10/15/31	1,475,000	1,308,438
Kyndryl Holdings, Inc., 6.35%, 2/20/34(2)	1,843,000	1,934,572
		5,317,109
Machinery — 0.9%
AGCO Corp., 5.80%, 3/21/34	2,068,000	2,074,739
Caterpillar, Inc., 5.20%, 5/15/35	983,000	986,899
Weir Group, Inc., 5.35%, 5/6/30(1)	1,498,000	1,504,748
		4,566,386
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,167,000	1,155,690
Lamar Media Corp., 3.75%, 2/15/28	1,005,000	973,005
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,385,000	1,380,327
TEGNA, Inc., 4.75%, 3/15/26(1)	1,205,000	1,198,435
Time Warner Cable LLC, 6.55%, 5/1/37	2,779,000	2,798,899
		7,506,356
Metals and Mining — 2.0%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	537,000	483,427
Glencore Funding LLC, 5.19%, 4/1/30(1)	1,290,000	1,305,502
Glencore Funding LLC, 5.89%, 4/4/54(1)(2)	1,065,000	1,016,738
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	1,981,000	2,001,257
Rio Tinto Finance USA PLC, 4.50%, 3/14/28	2,575,000	2,586,294
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	550,000	552,466
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	1,551,000	1,509,222
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 5/13/32(1)	586,000	585,935
		10,040,841
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	940,000	911,185
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,115,000	2,194,683
		3,105,868
Multi-Utilities — 1.5%
Black Hills Corp., 6.00%, 1/15/35	1,767,000	1,802,973
Consumers Energy Co., 4.50%, 1/15/31	1,483,000	1,473,474
Dominion Energy, Inc., 4.90%, 8/1/41	2,250,000	1,973,569
Engie SA, 5.875%, 4/10/54(1)	2,655,000	2,536,436
		7,786,452
Oil, Gas and Consumable Fuels — 7.0%
Chevron USA, Inc., 2.34%, 8/12/50	4,515,000	2,500,046
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	2,435,000	2,409,030
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	1,825,000	1,879,568
ConocoPhillips Co., 4.85%, 1/15/32	2,980,000	2,972,901
Diamondback Energy, Inc., 5.40%, 4/18/34	1,989,000	1,952,712
Enbridge, Inc., VRN, 6.00%, 1/15/77	2,235,000	2,210,863
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(1)	1,000,000	1,026,370
Energy Transfer LP, 5.25%, 7/1/29	1,270,000	1,291,159
Energy Transfer LP, 6.55%, 12/1/33	2,175,000	2,311,303
Energy Transfer LP, 6.125%, 12/15/45	2,115,000	2,018,883
Eni SpA, 5.95%, 5/15/54(1)	2,000,000	1,873,661
Expand Energy Corp., 6.75%, 4/15/29(1)	2,506,000	2,536,992
Expand Energy Corp., 5.375%, 3/15/30	1,339,000	1,332,769
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	1,591,000	1,594,195
Kinder Morgan, Inc., 5.15%, 6/1/30	265,000	267,577

Occidental Petroleum Corp., 6.125%, 1/1/31	570,000	580,719
Occidental Petroleum Corp., 5.375%, 1/1/32	1,306,000	1,261,586
Petroleos Mexicanos, 4.50%, 1/23/26(2)	500,000	490,772
Petroleos Mexicanos, 6.875%, 8/4/26(2)	1,342,000	1,330,072
Petroleos Mexicanos, 6.49%, 1/23/27	786,000	771,709
Petroleos Mexicanos, 6.50%, 3/13/27	1,281,000	1,257,522
Petroleos Mexicanos, 5.35%, 2/12/28	223,000	209,740
Petroleos Mexicanos, 6.84%, 1/23/30	148,000	138,394
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,505,000	1,468,368
		35,686,911
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,184,000	1,119,188
Passenger Airlines — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	96,873	96,768
Delta Air Lines, Inc., 3.75%, 10/28/29	1,600,000	1,504,688
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	2,654,533	2,662,284
		4,263,740
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	715,000	694,658
Bristol-Myers Squibb Co., 5.55%, 2/22/54	2,695,000	2,561,010
		3,255,668
Professional Services — 0.4%
Automatic Data Processing, Inc., 4.75%, 5/8/32	657,000	659,328
Paychex, Inc., 5.10%, 4/15/30	582,000	589,808
Paychex, Inc., 5.35%, 4/15/32	671,000	681,245
		1,930,381
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	794,000	694,991
First Industrial LP, 5.25%, 1/15/31	575,000	575,777
		1,270,768
Retail REITs — 0.3%
NNN REIT, Inc., 3.50%, 10/15/27	364,000	355,393
NNN REIT, Inc., 5.50%, 6/15/34	1,190,000	1,191,937
		1,547,330
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc., 5.20%, 4/15/32	444,000	451,037
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	999,000	1,012,634
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	892,000	906,946
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	2,581,000	2,653,506
Intel Corp., 3.90%, 3/25/30	995,000	952,878
Intel Corp., 5.15%, 2/21/34(2)	1,075,000	1,052,654
Intel Corp., 5.70%, 2/10/53	525,000	471,469
Intel Corp., 5.60%, 2/21/54	778,000	691,411
Micron Technology, Inc., 5.30%, 1/15/31	1,385,000	1,394,053
		9,586,588
Software — 2.0%
AppLovin Corp., 5.375%, 12/1/31	2,280,000	2,301,998
Oracle Corp., 3.60%, 4/1/40	8,065,000	6,303,246
Oracle Corp., 6.00%, 8/3/55	65,000	63,062
Synopsys, Inc., 5.00%, 4/1/32	1,356,000	1,358,893
		10,027,199
Specialized REITs — 0.7%
VICI Properties LP, 4.75%, 4/1/28	1,640,000	1,640,356
VICI Properties LP, 5.75%, 4/1/34	715,000	717,958

VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	1,245,000	1,174,868
		3,533,182
Specialty Retail — 0.8%
Home Depot, Inc., 4.95%, 6/25/34	2,210,000	2,211,802
Home Depot, Inc., 5.30%, 6/25/54	2,065,000	1,932,857
		4,144,659
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 4.20%, 5/12/30	534,000	532,650
Apple, Inc., 4.50%, 5/12/32	780,000	776,022
Dell International LLC/EMC Corp., 4.75%, 4/1/28	1,329,000	1,335,391
Dell International LLC/EMC Corp., 5.30%, 4/1/32	808,000	811,866
		3,455,929
Trading Companies and Distributors — 0.5%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	827,000	840,195
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	1,059,000	1,083,388
Herc Holdings, Inc., 5.50%, 7/15/27(1)	200,000	198,670
QXO Building Products, Inc., 6.75%, 4/30/32(1)	343,000	352,552
		2,474,805
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.70%, 12/15/33	1,230,000	1,325,491
TOTAL CORPORATE BONDS (Cost $467,148,263)		467,150,607
PREFERRED SECURITIES — 2.5%
Banks — 0.8%
Citigroup, Inc., 3.875%	1,090,000	1,070,577
Comerica, Inc., 5.625%	875,000	875,593
M&T Bank Corp., 5.125%(2)	737,000	728,378
Regions Financial Corp., 5.75%	1,369,000	1,371,306
		4,045,854
Capital Markets — 0.3%
Charles Schwab Corp., 4.00%	1,003,000	992,466
Goldman Sachs Group, Inc., 7.38%	667,000	671,656
		1,664,122
Consumer Finance — 0.5%
Ally Financial, Inc., 4.70%	1,225,000	1,161,179
American Express Co., 3.55%	1,160,000	1,124,682
		2,285,861
Oil, Gas and Consumable Fuels — 0.6%
Energy Transfer LP, 6.50%	3,115,000	3,114,939
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	1,380,000	1,373,820
TOTAL PREFERRED SECURITIES (Cost $12,327,181)		12,484,596
CONVERTIBLE PREFERRED SECURITIES — 1.9%
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,000,000	1,929,308
Banco Mercantil del Norte SA, 7.50%(1)	378,000	375,144
Banco Santander SA, 4.75%	800,000	768,256
Barclays PLC, 6.125%	790,000	789,269
BNP Paribas SA, 4.625%(1)	800,000	768,901
HSBC Holdings PLC, 7.05%(3)	865,000	867,241
NatWest Group PLC, 8.00%	1,290,000	1,295,497
		6,793,616
Capital Markets — 0.4%
Deutsche Bank AG, 6.00%	800,000	797,361

UBS Group AG, 6.875%	1,310,000	1,311,767
		2,109,128
Insurance — 0.2%
Allianz SE, 3.50%(1)	1,000,000	974,154
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $9,919,628)		9,876,898
U.S. TREASURY SECURITIES — 0.6%
U.S. Treasury Notes, 4.00%, 1/31/31(4)	395,000	394,113
U.S. Treasury Notes, 4.125%, 3/31/31(4)	1,650,000	1,655,059
U.S. Treasury Notes, 4.375%, 1/31/32(4)	745,000	754,793
TOTAL U.S. TREASURY SECURITIES (Cost $2,755,814)		2,803,965
SHORT-TERM INVESTMENTS — 3.9%
Money Market Funds — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,271,100	12,271,100
State Street Navigator Securities Lending Government Money Market Portfolio(5)	7,664,138	7,664,138
TOTAL SHORT-TERM INVESTMENTS (Cost $19,935,238)		19,935,238
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $512,086,124)		512,251,304
OTHER ASSETS AND LIABILITIES — (1.1)%		(5,555,982)
TOTAL NET ASSETS — 100.0%		$506,695,322

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	161	September 2025	$33,397,437	$43,687
U.S. Treasury 5-Year Notes	227	September 2025	24,558,563	75,933
U.S. Treasury Long Bonds	71	September 2025	8,007,469	54,220
U.S. Treasury Ultra Bonds	274	September 2025	31,801,125	194,747
			$97,764,594	$368,587
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $135,621,395, which represented 26.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,393,576. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,277,634.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,664,138.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$467,150,607	—
Preferred Securities	—	12,484,596	—
Convertible Preferred Securities	—	9,876,898	—
U.S. Treasury Securities	—	2,803,965	—
Short-Term Investments	$19,935,238	—	—
	$19,935,238	$492,316,066	—
Other Financial Instruments
Futures Contracts	$368,587	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.